NOTE PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest expenses	$ 321	$ 461	$ 1,635	$ 2,937